Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 CNY (¥) shares
Short-term investments measured at fair value	¥ 285,202	¥ 220,728
Accounts receivable, allowance for credit losses	17,199	6,862
Amounts due from related parties, allowance for credit losses	7,484	23,394
Loan receivables, allowance for credit losses	74,059	79,510
Long-term investments measured at fair value	703,246	666,867
Net of allowance for credit losses	¥ 13,431	¥ 0
Ordinary shares, shares authorized | shares	1,000,000,000	1,000,000,000
Ordinary shares, shares issued | shares	335,153,359	328,034,660
Ordinary shares, shares outstanding | shares	330,393,534	326,307,330